Oct. 04, 2023
DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
DREYFUS TAX EXEMPT CASH MANAGEMENT FUND
October 4, 2023 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus
The following information supersedes and replaces any contrary information in the sections "Principal Risks" in the fund's summary prospectus and "Fund Summary – Principal Risks," "Fund Details – Investment Risks" and "Shareholder Guide – Buying and Selling Shares – Potential Restrictions on Fund Redemptions—Fees and Gates" in the fund's prospectus: